Benefit Plan	12 Months Ended
Dec. 31, 2011
Benefit Plan [Abstract]
Benefit Plan
13.	Benefit Plan

During 2007, the Company established an employee savings plan pursuant to Section 401(k) of the Internal Revenue Code. Subject to certain dollar limits, all eligible employees may contribute up to 15% of their pre-tax annual compensation to the plan. Commencing in 2008, the Company has elected to make discretionary matching contributions of employee contributions up to 4% of an employee's gross salary. For the years ended December 31, 2011, 2010 and 2009 the Company's matching contributions were approximately $34,000, $33,000 and $34,000, respectively.